Commitments, Contingencies and Guarantees (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 13,198
Energy services	546
Exploration work commitments	540
Other	1,268
Total	15,552
Maximum Potential Amount Payable Under Indemnification Agreements	125
2023
Commitments, Contingencies and guarantees
Product transportation and storage	1,146
Energy services	101
Other	471
Total	1,718
2024
Commitments, Contingencies and guarantees
Product transportation and storage	1,252
Energy services	101
Other	269
Total	1,622
2025
Commitments, Contingencies and guarantees
Product transportation and storage	1,201
Energy services	119
Exploration work commitments	53
Other	149
Total	1,522
2026
Commitments, Contingencies and guarantees
Product transportation and storage	1,024
Energy services	77
Exploration work commitments	1
Other	115
Total	1,217
2027
Commitments, Contingencies and guarantees
Product transportation and storage	1,165
Energy services	71
Other	73
Total	1,309
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	7,410
Energy services	77
Exploration work commitments	486
Other	191
Total	$ 8,164